Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to fair value share units

As at December 31, 2015	US$ Share Units	C$ Share Units
Risk Free Interest Rate	0.48%	0.48%
Dividend Yield	1.18%	1.09%
Expected Volatility Rate	39.16%	36.45%
Expected Term	1.4 yrs	1.5 yrs
Market Share Price	US$5.09	C$7.03

As at December 31, 2014	US$ Share Units	C$ Share Units
Risk Free Interest Rate	1.01%	1.01%
Dividend Yield	2.02%	1.91%
Expected Volatility Rate	30.66%	29.11%
Expected Term	1.5 yrs	1.7 yrs
Market Share Price	US$13.87	C$16.17

Amounts Recognized For Share-Based Payment Transactions

For the years ended December 31	2015	2014	2013
Compensation Costs of Transactions Classified as Cash-Settled	$(29)	$25	$63
Compensation Costs of Transactions Classified as Equity-Settled (1)	-	(2)	3
Total Share-Based Compensation Costs	(29)	23	66
Less: Total Share-Based Compensation Costs Capitalized	10	(6)	(22)
Total Share-Based Compensation Expense	$(19)	$17	$44
Recognized on the Consolidated Statement of Earnings in:
Operating expense	$(7)	$12	$18
Administrative expense	(12)	5	26
	$(19)	$17	$44
(1) RSUs may be settled in cash or equity as determined by Encana. The Company’s decision to cash settle RSUs was made subsequent to the original grant date.

Liability for Share-Based Payment Transactions

For the years ended December 31	2015	2014	2013
Liability for Cash-Settled Share-Based Payment Transactions:
Unvested	$47	$78	$121
Vested	4	21	48
	$51	$99	$169

Schedule Of Outstanding Deferred Share Units

	Canadian Dollar Denominated
(thousands of units)	Outstanding DSUs
As at December 31	2015	2014

Outstanding, Beginning of Year	891	1,027
Granted	41	152
Converted from HPR awards	139	-
Units, in Lieu of Dividends	32	14
Redeemed	(350)	(302)
Outstanding, End of Year	753	891

Tandem Stock Appreciation Rights (TSARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2015		2014
(thousands of units)	Outstanding TSARs	Weighted Average Exercise Price (C$)	Outstanding TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	20,401	22.30	22,512	23.11
Granted	1,934	14.42	5,271	20.57
Exercised - SARs	-	-	(1,443)	19.84
Exercised - Options	-	-	(1)	18.06
Forfeited	(2,574)	20.89	(4,656)	23.16
Expired	(2,392)	32.63	(1,282)	29.06
Outstanding, End of Year	17,369	20.21	20,401	22.30
Exercisable, End of Year	9,981	21.71	9,951	25.40

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2015	Outstanding TSARs			Exercisable TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

10.00 to 19.99	8,015	3.06	17.25	3,606	18.10
20.00 to 29.99	7,659	2.15	20.90	4,680	21.09
30.00 to 39.99	1,695	0.14	31.08	1,695	31.08
	17,369	2.37	20.21	9,981	21.71

Canadian Dollar [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Performance Share Units

	Canadian Dollar Denominated
(thousands of units)	Outstanding PSUs
As at December 31	2015	2014

Unvested and Outstanding, Beginning of Year	1,222	1,134
Granted	1,438	457
Deemed Eligible to Vest	(36)	(211)
Units, in Lieu of Dividends	97	18
Forfeited	(118)	(176)
Unvested and Outstanding, End of Year	2,603	1,222

Schedule Of Outstanding Restricted Share Units

	Canadian Dollar Denominated
(thousands of units)	Outstanding RSUs
As at December 31	2015	2014

Unvested and Outstanding, Beginning of Year	5,887	5,130
Granted	3,381	2,785
Units, in Lieu of Dividends	306	94
Vested and Released	(206)	(1,368)
Forfeited	(1,254)	(754)
Unvested and Outstanding, End of Year	8,114	5,887

United States Of America Dollars [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Performance Share Units

	U.S. Dollar Denominated
(thousands of units)	Outstanding PSUs
As at December 31	2015	2014

Unvested and Outstanding, Beginning of Year	278	363
Granted	845	167
Deemed Eligible to Vest	(5)	(173)
Units, in Lieu of Dividends	40	4
Forfeited	(133)	(83)
Unvested Outstanding, End of Year	1,025	278

Schedule Of Outstanding Restricted Share Units

	U.S. Dollar Denominated
(thousands of units)	Outstanding RSUs
As at December 31	2015	2014

Unvested and Outstanding, Beginning of Year	3,110	3,475
Granted	3,206	1,767
Units, in Lieu of Dividends	218	51
Vested and Released	(51)	(1,071)
Forfeited	(574)	(1,112)
Unvested and Outstanding, End of Year	5,909	3,110

United States Of America Dollars [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Outstanding Stock Appreciation Rights

As at December 31	2015		2014
(thousands of units)	Outstanding SARs	Weighted Average Exercise Price (US$)	Outstanding SARs	Weighted Average Exercise Price (US$)

Outstanding, Beginning of Year	12,264	23.04	14,930	23.79
Granted	1,444	12.30	3,139	19.10
Exercised	-	-	(1,095)	19.96
Forfeited	(1,338)	20.00	(4,667)	23.49
Expired	(2,233)	30.58	(43)	26.04
Outstanding, End of Year	10,137	20.26	12,264	23.04
Exercisable, End of Year	6,149	22.49	7,310	25.97

Range Of Exercise Price Of Stock Appreciation Rights

As at December 31, 2015	Outstanding SARs			Exercisable SARs
Range of Exercise Price (US$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (US$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (US$)

10.00 to 19.99	5,747	3.20	16.96	2,102	18.12
20.00 to 29.99	2,978	1.26	21.31	2,635	21.15
30.00 to 39.99	1,412	0.13	31.49	1,412	31.49
	10,137	2.20	20.26	6,149	22.49